DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets	£ 2,706
Deferred Tax Assets	2,284	£ 2,706
Long-term assurance business [Member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Liabilities	(914)	(641)
(Charge) credit to the income statement	115	(273)
Deferred Tax Liabilities	(799)	(914)
Acquisition Fair Value [Member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Liabilities	(798)	(891)
(Charge) credit to the income statement	76	93
Impact of acquisitions and disposals	(157)
Deferred Tax Liabilities	(879)	(798)
Defined benefit pension schemes [Member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Liabilities	(85)	(174)
(Charge) credit to the income statement	199	1,876
(Charge) credit to other comprehensive income	(295)	(1,787)
Deferred Tax Liabilities	(181)	(85)
Derivative liabilities [Member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Liabilities	(643)	(395)
(Charge) credit to the income statement	(139)	232
(Charge) credit to other comprehensive income	283	(466)
Exchange and other adjustments		(14)
Deferred Tax Liabilities	(499)	(643)
Available For Sale Financial Assets [Member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Liabilities	(234)	(11)
(Charge) credit to the income statement	(40)	23
(Charge) credit to other comprehensive income	67	(246)
Deferred Tax Liabilities	(207)	(234)
Other temporary differences [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Liabilities	(254)	(506)
(Charge) credit to the income statement	116	252
Impact of acquisitions and disposals	(2)
Deferred Tax Liabilities	(140)	(254)
Total [Member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Liabilities	(2,928)	(2,618)
(Charge) credit to the income statement	327	2,203
(Charge) credit to other comprehensive income	55	(2,499)
Exchange and other adjustments		(14)
Impact of acquisitions and disposals	(159)
Deferred Tax Liabilities	(2,705)	(2,928)
Tax Losses [Member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets	4,298	4,890
(Charge) credit to the income statement	(264)	(592)
Deferred Tax Assets	4,034	4,298
Property, plant and equipment [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets	969	1,089
(Charge) credit to the income statement	(226)	(120)
Deferred Tax Assets	743	969
Defined benefit pension schemes [Member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets	228	102
(Charge) credit to the income statement	(287)	(1,981)
(Charge) credit to other comprehensive income	149	2,107
Deferred Tax Assets	90	228
Provisions [Member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets	40	28
(Charge) credit to the income statement	(7)	12
(Charge) credit to other comprehensive income	25
Deferred Tax Assets	58	40
Share-based payment arrangements [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets	61	91
(Charge) credit to the income statement	7	(17)
Other (charge) credit to equity	(17)	(13)
Deferred Tax Assets	51	61
Other temporary differences [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets	38	395
(Charge) credit to the income statement	(28)	(357)
Impact of acquisitions and disposals	3
Deferred Tax Assets	13	38
Total [Member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets	5,634	6,595
(Charge) credit to the income statement	(805)	(3,055)
(Charge) credit to other comprehensive income	174	2,107
Other (charge) credit to equity	(17)	(13)
Impact of acquisitions and disposals	3
Deferred Tax Assets	£ 4,989	£ 5,634